Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 91,297	$ 96,555
Impairment	(4,779)	(4,881)
Less: accumulated depreciation and amortization	(54,699)	(57,813)
Net book value	36,598	38,742
Net value of computer software included in furniture, fixture and equipment	$ 106	163
Impairment of property, plant and equipment		490	$ 197
Depreciation of property, plant and equipment	$ 2,824	3,621	$ 4,219
Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	33,715	33,715
Leasehold land and buildings [Member] | Property on lease [Member]
Property, Plant and Equipment [Line Items]
Cost	2,513	2,969
Less: accumulated depreciation and amortization	(480)	(535)
Net book value	2,033	2,434
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Cost	45,676	49,693
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,230	12,809
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,600	1,328
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,855	3,800
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Cost		91
Land use right of state-owned land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 29,534	29,534
Lease terms	50 years
Lease expiration period	Dec. 31, 2050
Long term leased land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 4,181	$ 4,181
Lease terms	50 years
Lease expiration period	Dec. 31, 2053